Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 15,239	$ 13,771	$ 13,267
Income (Loss) from Equity Investments (Note 10)	1,274	1,558	1,310
Impairment of equity investment (Note 10)	0	0	(2,100)
Operating and Other Expenses
Plant operating costs and other	4,619	4,413	4,073
Commodity purchases resold	208	217	80
Property taxes	881	820	781
Depreciation and amortization	2,769	2,535	2,446
Total operating and other expenses	8,477	7,985	7,380
Net Gain (Loss) on Sale of Assets (Note 29)	0	620	0
Financial Charges
Interest expense (Note 19)	3,407	3,019	2,966
Allowance for funds used during construction	(453)	(784)	(575)
Foreign exchange (gains) losses, net (Note 21)	(157)	147	(320)
Interest income and other	(205)	(324)	(272)
Total financial charges	2,592	2,058	1,799
Income (Loss) from Continuing Operations before Income Taxes	5,444	5,906	3,298
Income Tax Expense (Recovery) from Continuing Operations (Note 18)
Current	367	495	864
Deferred	771	427	(22)
Income Tax Expense	1,138	922	842
Net Income (Loss) from Continuing Operations	4,306	4,984	2,456
Net Income (Loss) from Discontinued Operations, Net of Tax (Note 4)	(212)	395	612
Net Income (Loss)	4,094	5,379	3,068
Net income (loss) attributable to non-controlling interests (Note 22)	575	681	146
Net Income (Loss) Attributable to Controlling Interests	3,519	4,698	2,922
Preferred share dividends	119	104	93
Net income (loss) attributable to controlling interests from continuing operations	3,731	4,303	2,310
Net income (loss) attributable to common shares from continuing operations	3,612	4,199	2,217
Net income (loss) attributable to common shares from continuing operations	$ 3,400	$ 4,594	$ 2,829
Net Income (Loss) per Common Share - Basic and Diluted (Note 23)
Continuing operations, Basic (in dollars per share)	$ 3.47	$ 4.05	$ 2.15
Continuing operations, Diluted (in dollars per share)	3.47	4.05	2.15
Discontinued operations, Basic (in dollars per share)	(0.20)	0.38	0.60
Discontinued operations, Diluted (in dollars per share)	(0.20)	0.38	0.60
Basic (in dollars per share)	3.27	4.43	2.75
Diluted (in dollars per share)	3.27	4.43	2.75
Dividends Declared per Common Share (in dollars per share)	$ 3.40	$ 3.7025	$ 3.72
Weighted Average Number of Common Shares (millions) (Note 23)
Basic (in shares)	1,040	1,038	1,030
Diluted (in shares)	1,040	1,038	1,030
Operating segments
Revenues	$ 15,225	$ 13,763
Corporate
Revenues	14	8	$ 0
Income (Loss) from Equity Investments (Note 10)	0	0	0
Impairment of equity investment (Note 10)			0
Operating and Other Expenses
Depreciation and amortization	0	5	6
Canadian Natural Gas Pipelines
Revenues	5,785	5,600	5,173
Canadian Natural Gas Pipelines | Operating segments
Revenues	5,785	5,600	5,173
Income (Loss) from Equity Investments (Note 10)	112	34	220
Impairment of equity investment (Note 10)			(2,100)
Operating and Other Expenses
Depreciation and amortization	1,523	1,382	1,325
U.S. Natural Gas Pipelines
Revenues	7,145	6,339	6,229
U.S. Natural Gas Pipelines | Operating segments
Revenues	7,145	6,339	6,229
Income (Loss) from Equity Investments (Note 10)	301	341	324
Impairment of equity investment (Note 10)			0
Operating and Other Expenses
Depreciation and amortization	1,037	955	934
Mexico Natural Gas Pipelines
Revenues	1,450	870	846
Mexico Natural Gas Pipelines | Operating segments
Revenues	1,450	870	846
Income (Loss) from Equity Investments (Note 10)	94	283	78
Impairment of equity investment (Note 10)			0
Operating and Other Expenses
Depreciation and amortization	96	92	89
Power and Energy Solutions
Revenues	845	954	1,019
Power and Energy Solutions | Operating segments
Revenues	845	954	1,019
Income (Loss) from Equity Investments (Note 10)	767	900	688
Impairment of equity investment (Note 10)			0
Operating and Other Expenses
Depreciation and amortization	$ 113	$ 101	$ 92